Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020 (excluding six months ended September 30, 2019)	¥ 49,182
2021	84,578
2022	64,138
2023	52,167
2024	46,829
2025 and thereafter	386,291
Total lease payments	683,185
Amount representing interest	26,776
Total lease liabilities for operating leases	¥ 656,409	[1]

[1]	ROU assets and lease liabilities were recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation” and Note 2 “Recently issued accounting pronouncements” for further information.